Future Payments on Capital Lease Obligations and Debt Maturities (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 3
2017	31
2018	768
2019	18
2020	1,018
Thereafter	3,612
Total obligations	5,450
Fair value hedges and unamortized bond discounts	(182)
Total debt and capital lease obligations	5,268	[1]
Total obligations	$ 5,450

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.